SEGMENT - Revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill (Details) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT
Revenues	¥ 23,891	$ 3,274	€ 750	¥ 21,882	¥ 13,862
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	43,117			44,705
China
SEGMENT
Revenues	18,984			17,393	10,637
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	27,461			28,762
Germany
SEGMENT
Revenues	3,544			3,324	2,458
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	11,940			12,504
All others
SEGMENT
Revenues	1,363			1,165	¥ 767
Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill	¥ 3,716			¥ 3,439